STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Reverse Stock Split

On August 7, 2024, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per sixty thousand pre-split shares (1:60,000) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of January 29, 2025. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer and a director, beneficially owned all of the outstanding shares of Series A Preferred Stock indirectly through North Horizon Pty Ltd., which entitled him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitled him to a total of 1 vote. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. Nathanielsz had voting and investment power over these shares.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

(Unaudited)

On March 15, 2023, the Company filed a certificate with the Secretary of State of Delaware (the “Certificate of Retirement”), effecting the retirement and cancellation of the Series A Preferred Stock to eliminate such Series A Preferred Stock. No shares of Series A Preferred Stock are currently outstanding as they were redeemed by the Company in March 2023. There were no shares of Series A Preferred Stock issued and outstanding as of March 31, 2025 and June 30, 2024 for both periods.

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of March 31, 2025 and June 30, 2024. Mr. Nathanielsz, the Company’s Chief Executive Officer, directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during nine months ended March 31, 2025 and fiscal year 2024.

Common Stock:

Shares issued for conversion of convertible debt

From July 1, 2024 through September 30, 2024, the Company issued an aggregate of 3,237 shares of its common stock at an average contractual conversion price of $12 as a result of the conversion of principal of $44,925, interest of $7,053 and conversion fees of $2,548 underlying certain outstanding convertible notes converted during such period.

From October 1, 2024 through March 31, 2025, the Company issued an aggregate of 3,041 shares of its common stock at an average contractual conversion price of $6 as a result of the conversion of principal of $18,300, interest of $1,558 and conversion fees of $2,034 underlying certain outstanding convertible notes converted during such period.

From January 1, 2025 through March 19, 2025, the Company issued an aggregate of 2,548 shares of its common stock at an average contractual conversion price of $3 as a result of the conversion of principal of $7,090, interest of $760 and conversion fees $937 underlying certain outstanding convertible notes converted during such period.

Included in the above conversion during the nine months ended March 31, 2025, were principal aggregate amount of convertible notes of $54,850, accrued interest of $4,365 and conversion fees of $3,770 containing bifurcated embedded conversion option derivatives which were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $154,154, resulting in a loss on extinguishment at the time of conversion of $91,169 and $73,640 of derivative liability fair value and was recorded as a gain on extinguishment at the time of conversion, resulting in a net loss of $17,529 which is included in gain (loss) on extinguishment of debt in the accompanying condensed consolidated statements of operations.

The Company reclassified $10,229 from put premium liabilities to additional paid in capital following conversions and repayment during the nine months ended March 31, 2025.

The Company has 124,368 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at March 31, 2025.

Shares issued for services rendered

On August 12, 2024, the Company entered into a consulting agreement with two consultants to provide investor relation services from August 12, 2024 to October 12, 2024 for a total fee of $7,500 for each consultant. In August 2024, the Company issued an aggregate of 250 shares of common stock to the consultants related to this consulting agreement. Those shares were valued at approximately $60 per share or $15,000, being the closing price of the stock on the date of grant to such consultants. During the nine months ended March 31, 2025, the Company recorded stock-based compensation of $15,000.

On March 3, 2025, the Company issued an aggregate of 8,555,500 shares of common stock to certain officers, employees, directors and consultants for services rendered. Those shares were valued at approximately $6 per share or $51,333,000, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2025, the Company recorded stock-based compensation of $51,333,000 related to the issuance.

Shares issued for prepaid services

Between January 9, 2025 and March 23, 2025, the Company issued an aggregate of 2,025,000 shares of fully vested, non-forfeitable common stock to various consultants for consulting, investor relations and business advisory services with service terms ranging from 6 months to three years. Those shares were valued at an average price of $11.79 (ranging from $7 to $12.5) or $23,881,110, being the closing prices of the stock on each respective date of grants. During the nine months ended March 31, 2025, the Company recorded stock-based compensation of $1,505,115. At March 31, 2025, the Company recorded prepaid expense – current portion of $9,680,347 and prepaid expense – long-term portion of $12,695,648 to be amortized over the terms of the respective agreements.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

(Unaudited)

Shares issued in connection with Debt Exchange Agreements

Between January 5, 2025 and March 5, 2025, the Company issued an aggregate of 51,000 shares of common stock to certain vendors in exchange for payment of outstanding balance of accounts payable of $129,354 pursuant to debt exchange agreements. Those shares were valued at an average price of $8.58 (ranging from $6.75 to $15) or $437,500, being the closing prices of the stock on each respective date of grants. Accordingly, the fair market value of the shares issued was $437,500, resulting in a loss on extinguishment of debt at the time of exchange of $308,146 during the nine months ended March 31, 2025.

On January 23, 2025, the Company entered into a Debt Exchange with the former director and issued 30,000 shares of common stock in exchange for the total outstanding loan of $74,395. Those shares were valued at $12.50 per share or $375,000, being the closing price of the stock on the date of grant to the former director. Accordingly, the fair market value of the shares issued was $375,000, resulting in a loss on extinguishment of debt at the time of exchange of $300,605 during the nine months ended March 31, 2025.

On February 5, 2025, the Company entered into debt exchange agreements with the two investors and issued an aggregate of 30,000 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $10 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during the nine months ended March 31, 2025.

Shares issued in connection with a Warrant Exchange Agreement

On March 3, 2025, the Company issued 900,000 shares of common stock to an investor in exchange for all the existing warrants (the “Exchange Warrants”) that included an alternate cashless exercise provision held by the investor pursuant to a Warrant Exchange Agreement. The fair value of the surrendered Exchange Warrants exceeded the fair value of the 900,000 shares of common stock issued. Accordingly, there was no deemed dividend recorded in connection with the Warrant Exchange Agreement. The fair value of the 900,000 shares issued was $6 per share or $5.4 million based on the quoted trading price on the exchange date.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted de minimis restricted stock unit (after the Reverse Stock Split) to the Company’s Chief Executive Officer and Chief Scientific Officer. Such restricted stock units are subject to vesting terms as defined in the employment agreements. Such restricted stock units were valued at the fair value of approximately $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of March 31, 2025 and June 30, 2024. A de minimis unvested restricted stock units which are subject to various performance conditions have not yet been met and have not yet vested as of March 31, 2025 to which the above amount of $248,620 relates to.

Stock Warrants:

The following table summarizes warrant activity for the nine months ended March 31, 2025:

			Weighted
	Number of		Average
	Shares		Price Per Share
Outstanding at June 30, 2024	250		$74,400
Granted	-		-
Exercised	-		-
Cancelled *	-		-
Expired	-		-
Outstanding at March 31, 2025	250	*	$0.01

Exercisable at March 31, 2025	250		$0.01
Outstanding and Exercisable:

Weighted average remaining contractual term	1.26
Aggregate intrinsic value	$-

*	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

Stock Options:

During the nine months ended March 31, 2025 and 2024, there were no stock option activities for both periods. There are de minimis outstanding number of stock options and vested stock options at weighted average contractual term of 4.37 years as of March 31, 2025.

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 0.004 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the nine months ended March 31, 2025 and 2024, the Company recognized stock-based compensation of $0 for both periods. There was $0 of unvested stock options expense as of March 31, 2025. No stock options were granted during the nine months ended March 31, 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

(Unaudited)

NOTE 8 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On May 18, 2022, the board of directors of the Company approved and authorized, and the holders of a majority-in-interest of the Company’s voting capital stock approved by written consent for the Company to file a certificate of amendment to its certificate of incorporation, as amended (the “Certificate of Incorporation”), which increased the Company’s authorized capital stock. Such certificate of amendment increased the number of authorized shares of common stock from 1,000,000,000 to 3,000,000,000 shares. The number of authorized shares of preferred stock remained at 1,500,005 shares, such that the total number of authorized shares of capital stock increased to 3,001,500,005 shares. Such certificate of amendment was filed and became effective on July 6, 2022.

On September 21, 2022, the board of directors of the Company approved and authorized, and the holders of a majority-in-interest of the Company’s voting capital stock approved by written consent for the Company to file a certificate of amendment to its Certificate of Incorporation, which increased the Company’s authorized capital stock. The Certificate increased the number of authorized shares of common stock from 3,000,000,000 to 10,000,000,000 shares. The number of authorized shares of preferred stock remained at 1,500,005, such that the total number of shares of authorized capital stock increased to 10,001,500,005 shares. Such certificate of amendment was filed and became effective on November 4, 2022.

On May 1, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”), effective as of May 1, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer and a director, beneficially owned all of the outstanding shares of Series A Preferred Stock indirectly through North Horizon Pty Ltd., which entitled him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitled him to a total of 1 vote. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. Nathanielsz had voting and investment power over these shares.

On March 15, 2023, the Company filed a certificate with the Secretary of State of Delaware (the “Certificate of Retirement”), effecting the retirement and cancellation of the Series A Preferred Stock to eliminate such Series A Preferred Stock. No shares of Series A Preferred Stock are currently outstanding as they were redeemed by the Company in March 2023. There were no shares of Series A Preferred Stock issued and outstanding as of June 30, 2024 and 2023 for both periods.

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2024 and 2023. Mr. Nathanielsz, the Company’s Chief Executive Officer, directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during fiscal year 2024 and 2023.

Common Stock

Shares issued under the Equity Lines

Dutchess Capital Growth Fund LP

On November 30, 2021, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Dutchess Capital Growth Fund LP, a Delaware limited partnership, (“Dutchess”), providing for an equity financing facility (the “Equity Line”). The Purchase Agreement provides that upon the terms and subject to the conditions in the Purchase Agreement, Dutchess is committed to purchase up to Five Million Dollars ($5,000,000) of shares of the Company’s common stock (the “Common Stock”), over the 36-month term of the Purchase Agreement (the “Total Commitment”).

Under the terms of the Purchase Agreement, Dutchess will not be obligated to purchase shares of Common Stock unless and until certain conditions are met, including but not limited to a Registration Statement on Form S-1 (the “Registration Statement”) becoming effective which registers Dutchess’ resale of any Common Stock purchased by Dutchess under the Equity Line. From time to time over the 36-month term of the Purchase Agreement, commencing on the trading day immediately following the date on which the Registration Statement becomes effective, the Company, in our sole discretion, may provide Dutchess with a draw down notice (each, a “Draw Down Notice”), to purchase a specified number of shares of Common Stock (each, a “Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Draw Down Notice (each, a “Draw Down Amount”) is to be determined by multiplying the Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of Common Stock equals 92% of the lowest trading price of the Common Stock during the five (5) business days prior to the Closing Date. Closing Date shall mean the five (5) business days after the Clearing Date. Clearing Date shall mean the first business day that the Selling Shareholder holds the Draw Down Amount in its brokerage account and is eligible to trade the shares.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

The maximum number of shares of Common Stock requested to be purchased pursuant to any single Draw Down Notice cannot exceed the lesser of (i) 300% of the average daily share volume of the Common Stock in the five (5) trading days immediately preceding the Draw Down Notice or (ii) an aggregate value of $250,000.

On July 13, 2022, the Company issued 0.24 shares of its common stock at an average price per share of approximately $120,000, as a result of delivering one Dutchess Draw Down Notice to Dutchess. Consequently, the Company received gross aggregate proceeds of $24,711 from such Dutchess Draw Down Notice. The Company received $23,758 of a previously recorded subscription receivable during the year ended June 30, 2023.

On July 20, 2023, the Company entered into a common stock purchase agreement (the “Equity Line Agreement”) with Dutchess Capital Growth Fund LP (the “Investor”) providing for an equity financing facility, pursuant to which Company has the option to request that the Investor commit to purchase up to $5,000,000 of the Company’s shares (the “Shares”) of common stock, par value $0.001 per share (the “Common Stock”), over a 24-month term commencing on the date on which a registration statement filed by the Company to register the offer and resale of the Shares by the Investor (the “Registration Statement”) is declared effective by the U.S. Securities and Exchange Commission (the “SEC”). Pursuant to the Equity Line Agreement, the Company has the option to exercise this right by providing a notice (a “Drawdown Notice”) from the Company to the Investor setting forth the number of Shares that the Investor will purchase. The Company has agreed to use the proceeds from such issuances for the purpose of financing its research and product development activities, finished product manufacture for clinical studies, working capital requirements and general corporate purposes.

Pursuant to the Equity Line Agreement, purchases of Shares cannot occur unless and until certain conditions are met, including but not limited to, the SEC declaring the Registration Statement effective, and the maximum number of Shares that may be purchased pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 875 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement).

On December 13, 2023, the Company issued 23 shares of its common stock at an average price per share of approximately $360, as a result of delivering one draw down notice to the Investor for a subscription receivable of $8,822. The Company collected the subscription receivable of $8,822 in January 2024.

On February 20, 2024, the Company issued 29 shares of its common stock at an average price per share of approximately $78, as a result of delivering one draw down notice to the Investor for $2,260.

On June 11, 2024, the Company issued 263 shares of its common stock at an average price per share of approximately $48 as a result of delivering one draw down notice to the Investor for $11,975.

Coventry Enterprises, LLC

On November 3, 2022, the Company entered into a Common Stock Purchase Agreement (the “Coventry Purchase Agreement”) with Coventry providing for an equity financing facility (the “Coventry Equity Line”). The Purchase Agreement provides that, upon the terms and subject to the conditions in the Purchase Agreement, Coventry is committed to purchase up to Five Million Dollars ($5,000,000) of shares of common stock over the 36 month term of the Purchase Agreement.

Under the terms of the Coventry Purchase Agreement, Coventry will not be obligated to purchase shares of common stock unless and until certain conditions are met, including but not limited to a registration statement on Form S-1 becoming effective which registers Coventry’s resale of any common stock purchased by Coventry under the Coventry Equity Line. From time to time over the 36-month term of the Coventry Purchase Agreement, commencing on the trading day immediately following the date on which such registration statement becomes effective, the Company, in its sole discretion, may provide Coventry with a draw down notice (each, a “Coventry Draw Down Notice”), to purchase a specified number of shares of common stock (each, a “Coventry Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Coventry Draw Down Notice (each, a “Coventry Draw Down Amount”) is to be determined by multiplying the Coventry Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of common stock equals 80% of the lowest volume weighted average price of the Common Stock during the 10 business days immediately preceding the Coventry Drawdown Notice date.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

The maximum number of shares of common stock requested to be purchased pursuant to any single Coventry Draw Down Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the common stock during the 10 business days immediately preceding the Coventry Draw Down Notice, (ii) $250,000 or (iii) an amount that would cause Coventry’s beneficial ownership to exceed 9.99% of the outstanding number of shares of common stock immediately after giving effect to the issuance of the Coventry Draw Down Notice. During the years ended June 30, 2024 and 2023, the Company has not received a Coventry Draw Down Notice.

Shares issued for conversion of convertible debt

During the year ended June 30, 2023, the Company issued an aggregate of 84 shares of its common stock and common stock issuable of 13 at average contractual conversion price of $10,200, as a result of the conversion of principal of $935,699, interest of $80,586 and conversion fees $1,838 underlying certain outstanding convertible notes converted during the year. The common stock issuable of 13 shares were issued in July 2023.

Included in the above conversion during the year ended June 30, 2023 were principal aggregate amount of convertible notes of $168,200, accrued interest of $16,632 and conversion fees of $1,838 containing bifurcated embedded conversion option derivatives were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $556,272, resulting in a loss on extinguishment at the time of conversion of $369,602 and $352,051 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net loss of $17,551 which is included in gain on extinguishment of debt in the accompanying consolidated statements of operations.

During the year ended June 30, 2024, the Company issued an aggregate of 7,433 shares of its common stock at average contractual conversion price of $78, as a result of the conversion of principal of $531,654, interest of $28,829 and conversion fees $3,832 underlying certain outstanding convertible notes converted during the year.

Included in the above conversion during the year ended June 30, 2024 were aggregate principal amounts of convertible notes of $130,800, accrued interest of $8,700 and conversion fees of $3,832 containing bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued upon conversion was $352,565, resulting in a loss on extinguishment at the time of conversion of $209,233 and $263,798 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net gain of $54,565 which is included in gain on extinguishment of debt in the accompanying consolidated statements of operations.

The Company has 116,226 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2024.

Shares issued for services and accrued expenses

On October 25, 2022, the Company issued 0.10 share of common stock to a consultant for services rendered in October 2022. The Company valued these shares based on quoted trading prices on the date of grant at $54,000 per share or $5,500 which was recorded as stock-based consulting expense during the year ended June 30, 2023.

On November 16, 2022, the Company issued 1 share of common stock to a consultant for services rendered from July 2022 to November 2022. Those shares were valued at approximately $4,200 per share or $51,311, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $51,311 during the year ended June 30, 2023.

On June 30, 2023, the Board approved the issuance of 10 shares of the Company’s common stock to a consultant for services rendered from April 2023 to June 2023. The 10 shares was reflected as common stock issuable and was valued at approximately $8,100 per share or $82,137, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $82,137 during the year ended June 30, 2023. The common stock issuable of 10 shares were issued on July 10, 2023.

Shares issued for exercise of warrants

During the year ended June 30, 2023, the Company received aggregate gross proceeds of $475,000 from the exercise of approximately 0.0002 Series B Warrants with an exercise price of $2,400,000,000 per share and issued 0.0002 shares of common stock.

During the year ended June 30, 2023, the Company issued an aggregate of 9 shares of common stock and common stock issuable of 3 from the alternate cashless exercise of 0.00002 Series A warrants with an original exercise price of $12,000,000 and alternate cashless exercise price of $60 or the par value of common stock.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

During the year ended June 30, 2024, the Company issued an aggregate of 105 shares of common stock from the alternate cashless exercise of 0.000001 Series A warrants with an original exercise price of $12,000,000,000 and alternate cashless exercise price of $60 or the par value of common stock.

The Alternate Cashless Exercise provision, for a cashless conversion at the holder’s option, is available should the trading price of the Company’s common stock fall below $12,000,000 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the market price. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $192,960 and $466,273, during the years ended June 30, 2024 and 2023, respectively, and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants.

Shares issued in connection with a convertible note

On November 3, 2022, the Company entered into a securities purchase agreement with Coventry, pursuant to which Coventry purchased a promissory note from the Company in the aggregate principal amount of $125,000 (see Note 6). As an additional inducement to the Coventry purchasing the note, the Company, as of the original issue date and for no additional consideration, issued to Coventry an aggregate of 1 share of the common stock, which were valued using the relative fair value method at $37,500 and recognized as debt discount to be amortized over the term of the Coventry Note.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted an aggregate of 0.000001 and 0.000001 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 0.000002 restricted stock units are subject to vesting terms as defined in the employment agreements. The 0.000002 restricted stock units were valued at the fair value of approximately $255,000,000 per unit or $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of June 30, 2024 and 2023. There are 0.000001 unvested restricted stock units which are subject to various performance conditions which have not yet been met and such restricted stock units have not yet vested as of June 30, 2024 and 2023 to which the $248,620 relates.

Stock Options

A summary of the Company’s stock option activity during the years ended June 30, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2022	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2023	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	0.000001	$271,980,000,000

Exercisable at June 30, 2024	0.000001	$271,980,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	4.87
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 1 share of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

During the years ended June 30, 2024 and 2023, the Company recognized stock-based compensation of $0 for both periods from vested stock options. There was $0 of unvested stock options expense as of June 30, 2024. No stock options were granted during the years ended June 30, 2024 and 2023.

Stock Warrants

The following table summarizes common stock warrant activity for the years ended June 30, 2024 and 2023:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2022	0.002	$12,016,200,000
Issued	0.06	600,000
Exercised	(0.0002)	3,124,860,000
Forfeited	(0.00002)	120,000,000,000
Expired	-	-
Outstanding at June 30, 2023	0.06	$326,400,000
Issued	250	74,400
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	250 *	$74,400

Exercisable at June 30, 2024	250	$74,400
Outstanding and Exercisable:

Weighted average remaining contractual term	2.01
Aggregate intrinsic value	$-

*	The total warrants of 250 above which are exercisable into common stock consisted of the following:

	Number of Warrants	Exercisable
Series A warrants	0.0002	0.0002
Series B warrants	0.0003	0.0003
Series C warrants	0.001	0.0008
Common stock warrants with no class designation	250	250
Total	250	250

In connection with the issuance of shares on April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 0.0001 units, each consisting of (i) 0.0001 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 0.00003 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 0.001 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 0.001 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”). Due to the Beneficial Ownership Limitation, the Company granted 0.0002 Prefunded Warrants with exercise price of $6,000,000 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

Series A Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series A Warrants to purchase up to 0.0002 shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants have a cash exercise price of $12,000,000,000 per share and are immediately exercisable and expire in 3 years (see extension noted below). The Series A Warrants contain a provision for cashless exercise in the event there is no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”). Additionally, the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $12,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Series B Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series B Warrants to purchase up to 0.001 shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 38 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder 0.0001 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 0.0001 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants have a cash exercise price of $2.400,000,000 per share and expire in 3 years (see extension noted below). The Series B Warrants contain a provision for Cashless Exercise.

Series C Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series C Warrants to purchase up to 0.001 shares of Common Stock, subject to adjustment as provided therein and expire in 3 years (see extension noted below). The Series C Warrants have a cash exercise price of $12,000,000,000 per share, subject to a vesting schedule, which is based on such Holder’s exercise of the Series B Warrants (warrants shall be exercisable ratably upon exercise of Series B Warrants). The Series C Warrants contain provisions for Cashless Exercise and Alternate Cashless Exercise. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Letter Agreement to Extend Termination Dates.

On March 8, 2023, the Company agreed with the holder of Series B Warrants (the “Holder”) pursuant to a letter agreement to exercise up to $250,000 of Series B Warrants currently held as follows:

1.	Effective upon the execution of such letter agreement, the Holder will exercise 0.0001 Series B Warrants for an aggregate exercise price of $150,000, or 0.0001 shares of common stock (the “Existing Warrants”) and;

2.	Within 5 business days’ written notice to the Holder from the Company of receipt of approval by the Financial Industry Regulatory Authority, Inc. (“FINRA”) of the Company’s next anticipated reverse stock split, an additional $100,000 of Series B Warrants for 0.0001 shares of common stock.

As an inducement to exercise the Existing Warrants, the Company agreed to extend the termination date of the Existing Warrants and the Series A Warrants held by the Holder to March 27, 2025, and to extend the termination date of the Series C Warrants held by the Holder to the third anniversary of the last vesting date of such warrants, effective upon the exercise of the first $150,000 of Existing Warrants.

In accordance with ASC 815-40-35-17(c), the effect of a modification or an exchange of an equity classified freestanding written call option shall be measured as the difference between the fair value of the modified instrument and the fair value of that instrument immediately before it is modified. The Company recognized the effect of the modifications of the warrants above that is directly attributable to an actual equity offering as an equity issuance cost which amount is not material. The modified warrants are determined to be equity classified, accordingly, the incremental fair value and equity issuance cost were both recognized in additional paid in capital and therefore, there was no effect in equity and such value is de minimis.

Warrants Issued to Vendors

On August 16, 2022, the Company entered into an agreement with a certain consultant to provide services over a three-month period in exchange for 0.02 warrants to purchase common stock at $600,000 per share with an expiry date of August 16, 2025. The fair market value of the warrants was $2,408 on the date of grant as calculated under the Black Scholes Option Pricing model with the following assumptions: stock price at valuation date of $156,000 based on quoted trading price on date of grant, exercise price of $600,000, dividend yield of zero, years to maturity of 3.00, a risk-free rate of 3.19%, and expected volatility 236%. The Company recorded $2,408 of stock-based compensation expenses with respect to the grant of such warrants during the year ended June 30, 2023.

On August 16, 2022, the Company and a third-party investor relations consultant agreed to settle an outstanding payable of $23,050 in exchange for 0.04 warrants to purchase common stock at $600,000 per share with an expiry date of August 16, 2025. The fair market value of the warrants was $5,551 on the date of grant as calculated under the Black Scholes Option Pricing model with the following assumptions: stock price at valuation date of $156,000 based on quoted trading price on date of grant, exercise price of $600,000, dividend yield of zero, years to maturity of 3.00, a risk-free rate of 3.19%, and expected volatility of 236%. Accordingly, the Company recognized gain from settlement of debt of $17,499 during the year ended June 30, 2023 as reflected in the accompanying consolidated statements of operations.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Warrants Granted to Lender – Related Party

July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 250 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $600 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 250 warrants issued with this loan payable by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 using a Black-Scholes model with the following assumptions: stock price at valuation date of $7,140 based on the closing price of common stock at date of grant, exercise price of $600, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268% and was recorded to additional paid in capital (see Note 5).

Exercise of Warrants

During the year ended June 30, 2023, the Company received aggregate gross proceeds of $475,000 from the exercise of approximately 0.0002 Series B Warrants with an exercise price of $2,400,000,000 per share and issued 0.0002 shares of common stock.

During the year ended June 30, 2023, the Company issued an aggregate of 9 shares of common stock and common stock issuable of 3 from the alternate cashless exercise of 0.00002 Series A warrants with an original exercise price of $12,000,000,000 and alternate cashless exercise price of $60 or the par value of common stock.

During the year ended June 30, 2024, the Company issued an aggregate of 105 shares of common stock from the alternate cashless exercise of 0.000001 Series A warrants with an original exercise price of $12,000,000,000 and alternate cashless exercise price of $60 or the par value of common stock.